Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
BFLY Operations Inc
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements include the accounts of BFLY Operations, Inc. (formerly Butterfly Network, Inc.) and its wholly-owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”). All intercompany balances and transactions have been eliminated in consolidation. Certain items in the prior year’s consolidated financial statements have been reclassified to conform to the current year presentation reflected in the consolidated financial statements.

COVID‑19 Outbreak

The outbreak of the novel coronavirus (“COVID‑19”), which was declared a pandemic by the World Health Organization on March 11, 2020 and declared a National Emergency by the President of the United States on March 13, 2020, has led to adverse impacts on the U.S. and global economies and created uncertainty regarding potential impacts on the Company’s operating results, financial condition and cash flows. The full extent to which the COVID‑19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition will depend on future developments that are highly uncertain, including those that result from new information that may emerge concerning COVID‑19, the actions taken to contain or treat COVID‑19 and the economic impacts of COVID-19.

The estimates of the impact on the Company’s business may change based on new information that may emerge concerning COVID‑19, the actions to contain it or treat its impact and the economic impact on local, regional, national and international markets. The Company has not incurred any significant impairment losses in the carrying values of its assets as a result of the COVID‑19 pandemic and is not aware of any specific related event or circumstance that would require the Company to revise the estimates reflected in its financial statements.

Functional Currency

The Company’s worldwide operations utilize the U.S. dollar ("USD") as the functional currency considering the significant dependency of each subsidiary on the Company. Subsidiary operations are financed through the funding received from the Company in USD. For foreign entities where the USD is the functional currency, all foreign currency-denominated monetary assets and liabilities are remeasured at end-of-period exchange rates. Exchange gains and losses arising from remeasurement of foreign currency-denominated monetary assets and liabilities are included in the Company’s operating results in the consolidated statements of operations and comprehensive loss.

Going Concern

In accordance with Accounting Standards Update (“ASU”) No. 2014‑15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205‑40), the Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

On February 12, 2021, the Company completed a business combination with Longview Acquisition Corp. (“Longview”), a Special Purpose Acquisition Company. As a result of the business combination, the Company received gross proceeds of approximately $589 million. As of March 29, 2021, the issuance date of the annual consolidated financial statements for the years ended December 31, 2020 and 2019, the Company expects that its cash and cash equivalents will be sufficient to fund the business through at least 12 months from the issuance of the consolidated financial statements. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents and accounts receivable. At December 31, 2020 and 2019, substantially all of the Company’s cash and cash equivalents were invested in money market accounts at one financial institution. The Company also maintains balances in various operating accounts above federally insured limits. The Company has not experienced any losses on such accounts and does not believe it is exposed to any significant credit risk on cash and cash equivalents.

As of December 31, 2020 and 2019, no customer accounts for more than 10% of the Company’s accounts receivable. For the years end December 31, 2020 and 2019, no customer accounts for more than 10% of the total revenues.

Segment Information

The Company’s Chief Operating Decision Maker, its Chief Executive Officer (“CEO”), reviews the financial information presented on a consolidated basis for purposes of allocating resources and evaluating its financial performance. Accordingly, the Company has determined that it operates in a single reportable segment. All of the Company’s long-lived assets are located in the United States. Since the Company operates in one operating segment, all required financial segment information can be found in the consolidated financial statements.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions about future events that affect the amounts reported in its consolidated financial statements and accompanying notes. Future events and their effects cannot be determined with certainty. On an ongoing basis, management evaluates these estimates and assumptions. Significant estimates and assumptions include:

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revenue recognition, including determination of the timing and pattern of satisfaction of performance obligations, determination of the standalone selling price (“SSP”) of performance obligations and estimation of variable consideration, such as product returns;

•	allowance for doubtful accounts;
•	assumptions underlying the warranty liability calculation;
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measurement and allocation of capitalized costs, the net realizable value (the selling price as well as estimated costs of completion, disposal and transportation) of inventory, and demand and future use of inventory;

•	valuation allowances with respect to deferred tax assets; and
•	assumptions underlying the fair value used in calculation of the stock-based compensation.

The Company bases these estimates on historical and anticipated results and trends and on various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates, and any such differences may be material to the Company’s consolidated financial statements.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) Topic 606,

Revenue from Contracts with Customers. Revenue is recognized when or as a customer obtains control of the promised goods and services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to in exchange for these goods and services. To achieve this core principle, the Company applies the following 5 steps:

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Step 1: Identify Contracts with Customers: The Company’s contracts with customers typically occur either through eCommerce or through direct sales. The Company’s contracts with eCommerce customers are executed when the customer indicates that it has read and agrees to the terms and conditions of the purchase prior to purchasing the specific goods and services. The Company executes signed contracts with direct sales customers. The goods and services sold through the Company’s eCommerce platform require upfront payment for the goods and the services upon check-out. Direct sales typically have 30‑day payment terms, and multi-year software subscriptions typically require advance payment for each annual subscription period.

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Step 2: Identify Performance Obligations: The Company’s contracts with customers often include multiple performance obligations. The Company has identified the following performance obligations in its contracts with customers:

•	Hardware devices
•	Hardware accessories
•	Maintenance and support for the software that is used in connection with the hardware devices, including the right to an unspecified number of software updates as and when available
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Cloud-based software subscriptions, which represent an obligation to provide the customer with ongoing access to the Company’s hosted software applications on a continuous basis throughout the subscription period

•	Implementation and integration services
•	Extended warranties
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Step 3: Determine Transaction Price: The Company’s contracts with customers include variable consideration in the form of refunds and credits for product returns and price concessions. The Company estimates variable consideration using the expected value method based on a portfolio of data from similar contracts.

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Step 4: Allocate Transaction Price to Performance Obligations: The Company allocates transaction price to the performance obligations in a contract with a customer based on the relative standalone selling prices of the goods and services. For the cloud-based software subscriptions, which the Company sells to customers on a standalone basis (including renewals of subscriptions), the Company uses the observable standalone selling price, based on the price for which the Company sells these services to customers in standalone contracts, including contracts for renewals of subscriptions. The Company’s sales of hardware devices represent a bundled sale of a good and a service that includes two performance obligations, namely the unit of hardware device, and the support and maintenance of the software that is used in conjunction with the device, including a right for the customer to receive an unspecified number of software updates. The Company has an observable standalone selling price for the bundle and estimates the standalone selling price of the performance obligations within the bundle using estimation techniques that maximize the use of observable inputs.

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Step 5: Recognize Revenue as Performance Obligations are Satisfied: Each unit of hardware devices and accessories is a performance obligation satisfied at a point in time, when control of the good transfers from the Company to the customer. The Company’s services, including the cloud-based software subscriptions, extended warranties, and support and maintenance, are stand-ready obligations that are satisfied over time by providing the customer with ongoing access to the Company’s resources. The Company uses the time elapsed (straight-line) measure of progress to recognize revenue as these performance obligations are satisfied evenly over the respective service period. The implementation and integration services are performance obligations satisfied over time, and the Company uses the costs incurred as inputs in the measure of progress to recognize revenue as it satisfies these performance obligations.

Deferred Revenue

Deferred revenue primarily consists of billings or payments received in advance of revenue recognition from subscription services described above and is reduced as the revenue recognition criteria are met. Deferred revenue is classified as current or non-current based on expected revenue recognition timing. Specifically, deferred revenue that will be recognized as revenue within the succeeding 12 month period is recorded as current, and the portion of deferred revenue where revenue is expected to be recognized beyond 12 months from the reporting date is recorded as non-current deferred revenue in the Company’s consolidated balance sheets.

Warranties

The Company offers a standard product warranty that its products will operate free of material defects and function in accordance with the standard specifications for a period of one year from when control is transferred to the customer. The Company evaluated the warranty liability under ASC Topic 606 and determined that it is an assurance type warranty. At the time revenue is recognized, an estimate of future warranty costs is recorded as a component of cost of revenue and as liability in accrued expenses. Factors that affect the warranty obligation include historical as well as current product failure rates, service delivery costs incurred in correcting product failures, and warranty policies and business practices.

Cash and Cash Equivalents

All highly liquid investments purchased with a maturity of three months or less are considered to be cash equivalents. At December 31, 2020 and 2019, cash and cash equivalents consist principally of cash and money market accounts.

Trade Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are carried at the original invoiced amount less an allowance for doubtful accounts based on the probability of future collection. On a periodic basis, the Company evaluates accounts receivable estimated to be uncollectible and provides allowances for doubtful accounts as necessary. The Company estimates its allowance for doubtful accounts based on historical loss patterns and the number of days that billings are past due. The following table summarizes the allowance for doubtful accounts activity for the year ended December 31, 2020:

(in thousands)	Fair Value
Allowance for doubtful accounts as of December 31, 2019	$—
Additions	576
Deductions – write offs	—
Allowance for doubtful accounts as of December 31, 2020	$576

Inventories

Inventories primarily consist of raw materials, work in progress and finished goods which are purchased and held by the Company’s third-party contract manufacturers. Inventories are stated at the lower of actual cost, determined using the average cost method, or net realizable value. Cost includes all direct and indirect production costs to convert materials into a finished product. Net realizable value is based upon an estimated average selling price reduced by the estimated costs of completion, disposal and transportation. The determination of net realizable value involves certain judgments including estimating average selling prices. The Company reduces the value of inventory for estimated obsolescence or lack of marketability by the difference between the cost of the affected inventory and the net realizable value.

The valuation of inventory also requires the Company to estimate excess and obsolete inventory. The Company considers new product development schedules, the effect that new products might have on the sale of existing products, product obsolescence and product merchantability, including whether older products can be re-manufactured into new products among other factors.

Losses expected to arise from firm, non-cancelable and unhedged commitments for the future purchase of inventory items are recognized unless the losses are recoverable through firm sales contracts or other means.

Other Assets – Related Party

Other assets include prepaid advances which represent amounts paid to a related party to fund leasehold improvements and other capital expenditures. Refer to Note 14 “Related Party Transactions” for further discussion about the nature of the transactions.

Security Deposits

Security deposits represent amounts paid to third parties in relation to non-cancelable leases.

Vendor Advances

Vendor advances represent amounts paid to third party vendors for future services to be received related to production of the Company’s inventory. The classification current or non-current is based on the estimated timing of inventory delivery.

Property and Equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation expense is computed using the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized on a straight-line basis over the shorter of the remaining lease term or the estimated useful lives of related improvements.

Useful lives for property and equipment are as follows:

Property and Equipment	Estimated Useful Life
Software	3 years
Machinery and equipment	3 – 5 years
Furnitures and fixtures	5 – 7 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term

Expenditures for major renewals and improvements are capitalized. Expenditures for repairs and maintenance are expensed as incurred. When assets are retired or otherwise disposed of, the cost of these assets and related accumulated depreciation is eliminated from the balance sheet, and any resulting gains or losses are included in the statements of operations and comprehensive loss in the period of disposal.

Capitalized Software Development Costs

Costs to develop software internally for internal use are capitalized and recorded as capitalized software development costs on the consolidated balance sheets as a component of property and equipment, net. The Company capitalizes qualifying costs associated with internally-developed software incurred during the application development stage so long as management with the relevant authority authorizes the project, it is probable the project will be completed, and the software will be used to perform the function intended. Costs incurred during the preliminary project and post-implementation stages, including training and maintenance, are expensed as incurred. Capitalized costs are amortized on a project-by-project basis using the straight-line method over the estimated economic life of the application, which is three years, beginning when the asset is substantially ready for use. Amortization expense is classified in the consolidated statement of operations based upon the nature of the project.

Deferred Offering Costs

Offering costs, consisting of legal, accounting, printer and filing fees related to the Company’s business combination, are deferred and are offset against proceeds from the transaction upon the consummation of the business combination. In the event the transaction was terminated, all deferred offering costs would be expensed. Deferred offering costs capitalized as of December 31, 2020 and 2019 were $3.7 million and $0.0 million, respectively.

Leases

Leases are evaluated and classified as operating leases or capital leases for financial reporting purposes. Leases that meet one or more of the capital lease criteria under this guidance are recorded as capital leases. All other leases are recorded as operating leases. The Company does not have any capital leases as of December 31, 2020 or December 31, 2019. Rent expense related to the Company’s non-cancellable operating leases is recognized on a straight-line basis over the lease term. Deferred rent is recognized as the difference between the actual amount paid and the straight-line expense and is included in other liabilities in the accompanying consolidated balance sheets. The portion that is expected to be included in the statements of operations and comprehensive loss in the next 12 months is included in other current liabilities in the accompanying consolidated balance sheets.

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment at least annually or whenever events or changes in business circumstances indicate that the carrying amount of assets may not be fully recoverable. Each impairment test is based on a comparison of the undiscounted cash flow to the recorded value of the asset. If the recorded value of the asset is less than the undiscounted cash flow, the asset is written down to its estimated fair value. An impairment was recorded during the year ended December 31, 2020 with regards to other assets. Refer to Note 14 “Related Party Transactions” for further discussion about the nature of the transaction. No impairments were recorded for the year ended December 31, 2019.

Convertible Debt

The Company evaluates its convertible debt for embedded derivatives. Embedded provisions (like conversion options) are assessed under ASC Topic 815, Derivatives and Hedging to determine if they qualify as embedded derivatives that require separate accounting.

To the extent that any embedded conversion option in the convertible debt is not bifurcated as an embedded derivative, that conversion option is also evaluated under ASC Topic 470, Debt, to determine if it qualifies as a beneficial conversion feature and requires separate accounting within equity.

Debt issuance costs are recorded as a reduction to the carrying amount of the convertible debt and are amortized to interest expense using the effective interest method.

The convertible debt is classified as short-term or long-term based on the debt’s payment schedule. Specifically, to the extent any payments are due within 12 months of the balance sheet date, it is classified as short-term while any payments that are due after 12 months from the balance sheet date are classified as long-term.

Cost of Revenue

Product: Cost of revenue consists of product costs including manufacturing costs, personnel costs and benefits, duties and other applicable importing costs, packaging, warranty replacement costs, depreciation expense, fulfillment costs, payment processing fees and inventory obsolescence and write-offs.

Subscription: Cost of revenue consists of personnel costs, cloud hosting costs, amortization of internal use software and payment processing fees.

Research and Development

Research and development expenses primarily consist of personnel costs and benefits, facilities-related expenses, consulting and professional fees, fabrication services, software and other outsourcing expenses. Substantially all of the Company’s research and development expenses are related to developing new products and services and improving existing products and services. Research and development expenses are expensed as incurred.

Sales and Marketing

Sales and marketing costs primarily consist of personnel costs and benefits, third party logistics, fulfillment and outbound shipping costs, facilities-related expenses, advertising, promotional, as well as conferences, meetings and other events. Advertising expenses are expensed as incurred. For the years ended December 31, 2020 and 2019, advertising expenses were $4.7 million and $0.9 million, respectively.

General and Administrative

General and administrative expenses primarily consist of personnel costs and benefits, patent and filing fees, facilities costs, office expenses and outside services. Outside services consist of professional services, legal and other professional fees.

Net Loss per Common Share

Basic net loss per common share is calculated by dividing the net loss by the weighted average number of common shares outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per common share is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares plus the common equivalent shares for the period, including any dilutive effect from such shares. The Company’s diluted net loss per common share is the same as basic net loss per common share for all periods presented, since the effect of potentially dilutive securities is anti-dilutive. Refer to Note 12 “Net Loss Per Share” for further discussion.

Convertible Preferred Stock

The Company has applied the guidance in ASC Topic 480‑10‑S99‑3A, SEC Staff Announcement: Classification and Measurement of Redeemable Securities and has therefore classified the Series A, Series B, Series C and Series D Convertible Preferred Stock (“Convertible Preferred Stock”) (Note 10) as mezzanine equity. The Convertible Preferred Stock was recorded outside of stockholders’ deficit because the Convertible Preferred Stock includes a redemption provision upon a change of control, which is a deemed liquidation event that is considered outside the Company’s control. The Convertible Preferred Stock have been recorded at their original issue price, net of issuance costs. The Company did not adjust the carrying values of the Convertible Preferred Stock to the liquidation price associated with a change of control because a change of control of the Company was not considered probable at either of the reporting dates. Subsequent adjustments to increase or decrease the carrying values to their respective liquidation prices will be made only if and when it becomes probable that such a change of control will occur.

Stock-Based Compensation

The measurement of share-based compensation expense for all stock-based payment awards, including stock options granted to employees, directors, and nonemployees, is based on the estimated fair value of the awards on the date of grant.

The Company recognizes stock-based compensation expense for stock option grants on a straight-line basis over the requisite service period of the individual grants, which is generally the vesting period, based on the estimated grant date fair values. Generally, stock options fully vest four years from the grant date and have a term of 10 years. The Company recognizes the effect of forfeiture in compensation costs based on actual forfeitures when they occur.

Prior to the adoption of ASU 2018‑07, stock options granted to non-employees were accounted for based on their fair value on the measurement date. Stock options granted to non-employees were subject to periodic revaluation over their vesting terms. As a result, the charge to statements of operations and comprehensive loss for non-employee options with vesting requirements was affected in each reporting period by a change in the fair value of the option calculated under the Black-Scholes option-pricing model.

The Company during the year ended December 31, 2020 granted performance and market based option awards and performance based restricted stock units. The Company accounted for these awards according to the relevant provisions of ASC 718-Stock Compensation. For performance awards, the Company recognizes expense using the accelerated attribution method. Refer to Note 11 “Equity Incentive Plan” for further discussion about the nature of the transactions.

Common Stock Valuations

The fair value of the shares of common stock underlying stock options has historically been determined by the Board of Directors (the “Board”), with input from management and contemporaneous third-party valuations, as there was no public market for the common stock. The Company believes that the Board has the relevant experience and expertise to determine the fair value of the Company’s common stock. Given the absence of a public trading market for the Company’s common stock, and in accordance with the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately Held Company Equity Securities Issued as Compensation, the Board exercised reasonable judgment and considered numerous objective and subjective factors to determine the best estimate of the fair value of the Company’s common stock at each option grant date.

In valuing the Company’s common stock for 2019, the Board determined the value using the market approach-subject company transaction method. Under this method, the Company “solved for” the total equity value which allocates a probability-weighted present value to the Series D convertible preferred stockholders consistent with the investment amount of the financing round. However, given that the date of this value estimate precedes the current valuation date by one year, it is necessary to consider adjustments to account for the impact of any progress or changes in the Company’s business since its previous valuation. The Company considered two separate trend analyses in estimating the required adjustment in the subject company transaction method, a market trend analysis of guideline public companies and venture capital rates of return. In addition, the Company also considered the expected step-up in the next equity financing round (if any) as a reasonableness test.

In valuing the Company’s common stock for 2020, the equity value of the business was determined using various valuation methods including combinations of income and market approaches with input from management. The income approach estimates value based on the expectation of future cash flows that a company will generate. These future cash flows are discounted to their present values using a discount rate derived from an analysis of the cost of capital of comparable publicly traded companies in the Company’s industry or similar business operations as of each valuation date and is adjusted to reflect the risks inherent in its cash flows. The market-based approach considers multiples of financial metrics based on trading multiples of a selected peer group of companies in similar lines of business.

For each valuation, the equity value  was then allocated to the common stock using either the option pricing method (“OPM”) or a combination of the OPM and the probability-weighted expected return method (“PWERM”), which is referred to as a Hybrid Method. The OPM allocates the overall Company value to the various share classes based on differences in liquidation preferences, participation rights, dividend policy and conversion rights, using a series of call options. The call right is valued using a Black-Scholes option pricing model. The PWERM employs additional information not used in the OPM, including various market approach calculations depending upon the likelihood of various discrete future liquidity scenarios such as completing the business combination described in Note 18 “Subsequent Events” as well as the probability of remaining a private company.

Application of this approach involves the use of estimates, judgment and assumptions that are highly complex and subjective, such as market multiples, the selection of comparable companies and the probability of possible future events. Changes in any or all of these estimates and assumptions or the relationships among those assumptions could have a material impact on the valuation of the Company’s common stock as of each valuation date.

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.

Recent Accounting Pronouncements Adopted

In June 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018‑07, Compensation—Stock Compensation (Topic 718). The amendments in this update expand the scope of Topic 718 to include share-based payments to non-employees. An entity is required to apply the requirements of Topic 718 to non-employee awards except for specific guidance related to option pricing models and the attribution of cost. For nonemployee awards that had been issued prior to adoption of ASU 2018-07 and remained outstanding subsequent to adoption, the Company utilized the adoption date fair value of the nonemployee awards as a substitute for grant date fair value for future compensation expense recognition as permitted under the transition guidance. The Company adopted such guidance on January 1, 2020 and there was no material effect of adoption on the consolidated financial statements.

In August 2018, the FASB issued ASU 2018‑13, Fair Value Measurement: Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (Topic 820). The amendments add and modify certain disclosure requirements for fair value measurements. Under the new guidance, entities will no longer be required to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, or valuation processes for Level 3 fair value measurements. However, public business entities will be required to disclose the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and related changes in unrealized gains and losses included in other comprehensive income. ASU 2018‑13 is effective for public business entities for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, and early adoption is permitted. The Company adopted such guidance on January 1, 2020 and there was no material effect of adoption on the consolidated financial statements.

Recent Accounting Pronouncements Issued but Not Yet Adopted

In February 2016, the FASB issued ASU 2016‑02, Leases (Topic 842) which outlines a comprehensive lease accounting model and supersedes the current lease guidance. The new guidance requires lessees to recognize almost all of their leases on the balance sheet by recording a lease liability and corresponding right-of-use assets. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements. As per the latest ASU 2020‑05 issued by FASB, the entities who have not yet issued or made available for issuance the financial statements as of June 3, 2020 can defer the new guidance for one year. For public entities, this guidance was effective for annual reporting periods beginning January 1, 2019, including interim periods within that annual reporting period. For other entities, this guidance is effective for the annual reporting period beginning January 1, 2022, and interim reporting periods within annual reporting period beginning January 1, 2023. This will require application of the new accounting guidance at the beginning of the earliest comparative period presented in the year of adoption. The impact of the Company's adoption of Topic 842 to the consolidated financial statements will be to recognize the operating lease commitments as operating lease liabilities and right-of-use assets upon adoption, which will result in an increase in the assets and liabilities recorded on the balance sheet. The Company is continuing its assessment, which may identify additional impacts Topic 842 will have on the consolidated financial statements and disclosures.

In June 2016, the FASB issued ASU 2016‑13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016‑13 requires an entity to utilize a new impairment model known as the current expected credit loss (“CECL”) model to estimate its lifetime “expected credit loss” and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is expected to result in more timely recognition of credit losses. ASU 2016‑13 also requires new disclosures for financial assets measured at amortized cost, loans, and available-for-sale debt securities. For public entities, this guidance was effective for annual reporting period beginning January 1, 2020, including interim periods within that annual reporting period. For other entities, this guidance is effective for the annual reporting period beginning January 1, 2023, including interim periods within that annual reporting period. The standard will apply as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is in the process of evaluating the impact the adoption of this pronouncement will have on the Company’s consolidated financial statements and disclosures.

In August 2018, the FASB issued ASU 2018‑15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that Is a Service Contract (Topic 350‑40), which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). For public entities, this guidance was effective for annual reporting periods beginning January 1, 2020, including interim periods within that annual reporting period. For the other entities, this guidance is effective for the Company for annual reporting periods beginning January 1, 2021 and interim periods beginning January 1, 2022. The Company is currently evaluating the impact that the adoption of this pronouncement will have on the Company’s consolidated financial statements and disclosures.

In December 2019, the FASB ASU 2019‑12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The ASU is intended to simplify various aspects related to accounting for income taxes. For public entities, this guidance is effective for annual reporting periods beginning January 1, 2021, including interim periods within that annual reporting period. For other entities, this guidance is effective for annual reporting periods beginning January 1, 2022 and interim reporting periods within annual reporting period beginning January 1, 2023. The Company is currently evaluating the impact that the adoption of this pronouncement will have on the financial statements.

In August 2020, the FASB issued ASU No. 2020‑06, Debt — Debt with Conversion and Other Options (Subtopic 470‑20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815‑40). The update simplifies the accounting for convertible debt instruments and convertible preferred stock by reducing the number of accounting models and the number of embedded conversion features that could be recognized separately from the primary contract. This ASU also enhances transparency and improves disclosures for convertible instruments and earnings per share guidance. For public business entities, this guidance is effective for annual reporting periods beginning January 1, 2022, and interim periods within those fiscal years. For all other entities, it is effective for annual reporting periods years beginning January 1, 2024, and interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after January 1, 2021. This update permits the use of either the modified retrospective or fully retrospective method of transition. The Company is currently evaluating the timing and impact of the adoption of ASU 2020‑06 on the Company’s consolidated financial statements and disclosures.